TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2011	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Applicable tax rates		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate		10	10
Income tax payable		$ 132							¥ 858	¥ 752
Uncertain tax position, impact on taxes		71	¥ 465		¥ 6,802		¥ 8,309
Accrued interest and penalties		4,691							30,610	31,141
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		3,215							20,975	27,385
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		4,449							29,030	60,711
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		67,688	441,653		391,078		225,246
Business tax rate								5
Net operating loss carryforwards		67,688							441,653
Deferred Tax Assets, Net of Valuation Allowance		8,287							54,059	59,580
Current Federal, State and Local, Tax Expense (Benefit)		256	¥ 1,672		¥ (1,358)		2,867
Unrecognized Tax Benefits		$ 9,976		$ 15,170			¥ 81,000		¥ 65,093	¥ 98,984
Movable Property [Member]
Income Tax Contingency [Line Items]
Value added tax		3.00%	3.00%
Property Leasing Arrangement [Member]
Income Tax Contingency [Line Items]
Value added tax	13.00%	17.00%	17.00%
Technical Service [Member]
Income Tax Contingency [Line Items]
Value added tax		6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
SINGAPORE
Income Tax Contingency [Line Items]
Income tax profits | $		$ 0		$ 0		$ 0
HONG KONG
Income Tax Contingency [Line Items]
Income tax profits | ¥			¥ 0